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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hawkins Capital, L.P.
Address:    717 Texas Ave., Suite 3001
            Houston, Texas  77002

Form 13F File Number: 028-10882


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Russell Hawkins
Title:    Manager
Phone:    713-238-2050

Signature, Place, and Date of Signing:

/s/ Russell Hawkins             Houston, Texas                  August 2, 2007
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       -0-

Form 13F Information Table Entry Total:                  18

Form 13F Information Table Value Total:              $313,027
                                                    (thousands)


List of Other Included Managers:

 None
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
                                                                              INFORMATION TABLE
                                                                   FORM 13F  --------------------                VOTING AUTHORITY
                                                          VALUE    SHARES/   SH/   PUT/   INVSTMT   OTHER    ----------------------
   NAME OF ISSUER              TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT   PRN   CALL   DSCRETN  MANAGERS    SOLE    SHARED  NONE
   --------------              --------------   -----    --------  --------  ---   ----   -------  --------  --------  ------  ----
RHJ INTL CMN                        COM        025181496    3952    200000    SH            SOLE              200000

ALTRIA GROUP INC                    COM        02209s103   30160    430000    SH            SOLE              430000

AUTOMATIC DATA PROC                 COM        053015103    9694    200000    SH            SOLE              200000

BAKER HUGHES INC                    COM        057224107    8413    100000    SH            SOLE              100000

BANK OF N Y CO INC                  COM        064058100   12432    300000    SH            SOLE              300000

CHEVRON CORP                        COM        166764100   21060    250000    SH            SOLE              250000

CIMAREX ENERGY CO COM               COM        171798101    1365     34625    SH            SOLE               34625

CITIGROUP INC                       COM        172967101   28209    550000    SH            SOLE              550000

COCA COLA CMN                       COM        191216100   23539    450000    SH            SOLE              450000

DIAGEO PLC SPON ADR (NEW)           COM        25243q205   35407    425000    SH            SOLE              425000

E M C CORPORATION MASS              COM        268648102    5430    300000    SH            SOLE              300000

FANNIE MAE (USA) COM NPV            COM        313586109    3266     50000    SH            SOLE               50000

JOHNSON & JOHNSON                   COM        478160104   20026    325000    SH            SOLE              325000

NEWS CORPORATION CLASS A            COM        65248e104    5302    250000    SH            SOLE              250000

ROYAL DUTCH SHELL PLC SPONS AD      COM        780259206   48720    600000    SH            SOLE              600000

SOUTHWEST AIRLINES CO               COM        844741108   37275   2500000    SH            SOLE             2500000

STATE STREET CORP                   COM        857477103   17100    250000    SH            SOLE              250000

TORCHMARK CORP                      COM        891027104    1675     25000    SH            SOLE               25000
